Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Investments
The following table sets forth the investments that the Group holds as of December 31, 2022 and 2023, respectively.

	As of December 31,
	2022	2023
Equity method investments	180,287	179,966
Non-marketable equity investments	903,797	955,167

	1,084,084	1,135,133

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:
December 31, 2022

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	—	3,427,020	—	3,427,020

December 31, 2023

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	—	2,960,821	—	2,960,821

Summary of Equity Securities without Readily Determinable Fair Value	The following table sets forth the unrealized gains and losses from remeasurement (referred to as upward or downward adjustments) recorded as adjustments to the carrying value of non-marketable
equity investments held as of December 31, 2021, 2022 and 2023 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	For the years ended December 31,
	2021	2022	2023
Upward adjustments	—	—	—
Downward adjustments (including impairment)	—	—	(2,479)

Total unrealized gain (losses)	—	—	(2,479)

The following table sets forth the total carrying value of the Group’s non-marketable
equity investments at fair value on a
non-recurring
basis held as of December 31, 2022 and 2023 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities:

	As of December 31,
	2022	2023
Initial cost basis	937,078	990,927
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(36,600)	(39,079)

Total carrying value at the end of the period	903,797	955,167

Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans
The net interest income recorded in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Interest income	1,290,016	1,320,510	1,102,493
Less: Interest expense	(73,846)	(146,306)	(53,114)

Net interest income	1,216,170	1,174,204	1,049,379

Schedule of Estimated Useful Life and Residual Value of Property and Equipment, Net	The following table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3-5 years	5%
Computer and electronic equipment	3-5 years	5%
Leasehold improvement (Note 5)	shorter of remaining lease period or estimated useful life	Nil
Software	1-5 years	Nil

Schedule Of Movement Of Deferred Guarantee Income

Deferred guarantee income:	For the years ended December 31,
	2021	2022	2023
Opening balance	1,259,396	1,089,503	1,805,164
Newly undertaken quality assurance obligations	2,423,619	3,780,101	4,555,867
Release of quality assurance obligations upon repayment	(2,593,512)	(3,064,440)	(4,478,995)

Ending balance	1,089,503	1,805,164	1,882,036

Schedule Of Expected Credit Losses For Quality Assurance Commitment

Liability from quality assurance commitment :	For the years ended December 31,
	2021	2022	2023
Opening balance	2,390,501	3,188,561	3,555,618
Provision for credit losses of quality assurance obligations	1,904,473	3,018,912	4,068,436
Payouts during the year	(7,227,869)	(9,301,920)	(11,440,275)
Recoveries during the year	6,121,456	6,650,065	7,122,353

Ending balance	3,188,561	3,555,618	3,306,132

Schedule Of Quality Assurance Obligation And Receivables
The following table presents the Group’s quality assurance receivable as of December 31, 2022 and 2023:

	For the years ended December 31,
	2022	2023
Quality assurance receivable	2,044,159	2,285,007
Allowance for credit losses for quality assurance receivable	(374,304)	(529,392)

Quality assurance receivable, net	1,669,855	1,755,615

Summary of Aging of Past Due Quality Assurance Receivable	The following table presents quality assurance receivables based on type of borrowers and delinquency as of December 31, 2022 and 2023:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total quality assurance receivable
December 31, 2022
New borrowers	8,505	1,601	1,377	1,350	12,833	315,988	328,821
Repeat borrowers	41,302	8,988	7,638	7,014	64,942	1,650,396	1,715,338

Total	49,807	10,589	9,015	8,364	77,775	1,966,384	2,044,159

December 31, 2023
New borrowers	18,339	2,540	2,338	2,046	25,263	429,137	454,400
Repeat borrowers	62,011	12,610	11,276	10,339	96,236	1,734,371	1,830,607

Total	80,350	15,150	13,614	12,385	121,499	2,163,508	2,285,007

Schedule of Information about movement of quality assurance Receivable
The following table sets forth the movement in the allowance for credit losses for quality assurance receivable as of December 31, 2022 and 2023, respectively:

	For the years ended December 31,
	2021	2022	2023
Beginning balance	223,514	239,506	374,304
Provision for credit losses	59,136	176,310	354,366
Write-offs	(43,144)	(41,512)	(199,278)

Ending balance	239,506	374,304	529,392

Disaggregation of Revenue
The following table sets forth the Group’s operating revenue from different service types:

	For the years ended December 31,
	2021		2022		2023
	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation
Loan facilitation service fees	3,604,019	190,163	4,106,467	324,311	4,187,976	332,528
Post-facilitation service fees	1,287,760	21,805	1,798,815	131,098	1,869,214	100,491
Other revenue
-borrowers referral fee	—	239,070	—	168,430	—	220,480
-others	105,758	211,871	110,244	256,194	101,293	207,089

	4,997,537	662,909	6,015,526	880,033	6,158,483	860,588

Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Summary of Financial Information of VIE and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries (including the consolidated trusts), which are included in the Group’s consolidated financial statements. Transactions between the VIEs (including the consolidated trusts) and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	1,850,016	2,106,153
Restricted cash	2,672,810	1,502,159
Short-term investments	2,697,320	1,639,762
Accounts receivable and contract assets	1,573,345	1,935,393
Quality assurance receivable	1,544,961	1,485,333
Property, equipment and software, net	26,914	15,717
Intangible assets	35,187	34,932
Right of use assets	189,216	31,213
Loans and receivables, net of credit loss allowance for loans receivables	1,442,213	649,839
Investments	945,947	964,755
Investment in subsidiaries	73,853	108,800
Deferred tax assets	788,865	1,079,307
Amounts due from Group companies	2,316,737	2,544,968
Amounts due from related parties	—	4,867
Prepaid expenses and other assets	2,702,678	3,096,253

Total assets	18,860,062	17,199,451

Deferred guarantee income	1,723,200	1,603,682
Liability from quality assurance commitment	3,239,835	2,985,013
Payroll and welfare payable	157,955	142,614
Taxes payable	51,574	133,473
Funds payable to investors of consolidated trusts	1,845,210	436,322
Contract liabilities	5,109	5,109
Deferred tax liabilities	140,212	65,201
Leasing liabilities	174,062	32,811
Amounts due to Group companies	5,149,065	6,248,306
Amounts due to related part ies	1,000	134
Accrued expenses and other liabilities	890,047	702,030

Total liabilities	13,377,269	12,354,695

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Third-party revenues	8,333,978	9,340,431	9,859,539
Group company revenues	796,071	535,053	498,189

Net revenues	9,130,049	9,875,484	10,357,728

Third-party expenses	(3,441,504)	(3,567,004)	(3,633,284)
Group company expenses	(2,545,816)	(3,343,680)	(3,542,004)
Related party expenses	(7,503)	(37)	—
Provision for accounts receivable and contract assets	(134,938)	(284,384)	(78,148)
Provision for loans receivable	32,317	(92,790)	(30,394)
Credit losses for quality assurance commitment	(1,963,609)	(2,981,336)	(3,557,174)

Total o perating expenses	(8,061,053)	(10,269,231)	(10,841,004)

Income (loss) from subsidiaries	(448)	2,379	3,719

(Loss) income from operations	1,068,548	(391,368)	(479,557)

Other income, net	93,674	158,724	232,074

(Loss) profit before income tax expense	1,162,222	(232,644)	(247,483)
Income tax expenses	(144,463)	(23,242)	(35,112)

Net (loss) profit	1,017,759	(255,886)	(282,595)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash used in operating activities under service agreements for Group companies	(2,313,224)	(3,598,761)	(2,132,263)
Cash provided by operating activities under service agreements for Group companies	534,988	650,751	555,623
Net cash provided by operating activities for Third-parties	1,412,435	1,298,627	985,102

Net cash used in operating activities	(365,801)	(1,649,383)	(591,538)

Capital contribution to Group companies	(22,432)	(10,020)	—
Collection of loans from Group companies	389,043	72,373	122,365
Cash paid as loans extended to Group companies	(2,328,235)	(304,533)	(408,030)
Other investing activities	1,668,517	(756,382)	1,579,038

Net cash provided by (used in) investing activities	(293,107)	(998,562)	1,293,373

Repayment of loans to Group companies	(164,719)	(134,307)	(1,667,749)
Cash received as loans from Group companies	1,785,238	1,533,401	1,357,249
Other financing activities	69,454	(96,736)	(1,462,779)

Net cash (used in) provided by financing activities	1,689,973	1,302,358	(1,773,279)